QUARTERLY REPORT
                               DECEMBER 31, 1996


                                      FMI
                                   FOCUS FUND


                                   A NO-LOAD
                                  MUTUAL FUND

                                 FMI FOCUS FUND
                                                                February 4, 1997
Dear Fellow Shareholder:

  Records are made to be broken, and 1996 produced a slew of new records. In addition to the record levels reached by virtually all market indices, the Dow Jones Industrials were up for the sixth straight year, a first in the 100 year history of the index. This 6-year advance for the Dow is now the third largest ever, exceeded only by the 1923 to 1929, and the 1949 to 1956 bull markets. While not keeping up with the Dow's torrid pace, most of the broader market indices had well above average years. The S&P 500, most investors' proxy for the stock market, rose 23.2% for the year while the Russell 2000, a good measure of the medium-size and smaller companies, was up 16.5%.

  Some new records were of the "market valuation" variety. Price-to-book ratio of 4.7 times and dividend yield of 2.1% are a record high and low, respectively, for the Dow, and the stock market's total value exceeds 100% of GDP for the first time in history (compared to 33% of GDP in 1982). Nearly $5 trillion of wealth has been created since the market's lows in 1990.

  Cash flows into equity mutual funds have continued to mushroom, reaching $210 billion through November, dwarfing the previous full year record of $130 billion set in 1993. Estimated new stock issuances totaled a record $148 billion, an increase of 55% over 1995.

ECONOMY

  The backdrop for this record shattering stock market has been an economy which many argue is perfect for equity investing -- the "nirvana economy" -- moderate growth, low inflation and stable interest rates. While growth during this long recovery has not been stellar, its moderate pace has avoided past
boom-bust cycles.   Consensus for 1997 appears to be more of the same, and at
this juncture it is difficult to pinpoint anything that may upset the apple cart.

  Some market nervousness has been precipitated by occasional signs that the economy may be too strong, engendering inflation concerns and bond market weakness. In our view, the greater risk may be an economy that is too weak, and which could gradually slip into a recession.

  Job growth has been strong over the past year, but recent increases in initial unemployment claims suggest some softening in the labor market. To a point this could be a positive, relieving some labor cost pressures, but if the weakness persists the implications are clearly negative as far as growth is concerned.

  The consumer has been on a borrowing binge which has taken consumer debt to record levels relative to disposable income. Despite this, the economic expansion has been subpar. As the borrowing slows, the moderate pace of economic expansion may slow further. The rate of increase in consumer borrowing has had a strong correlation with the growth in corporate earnings in the past (Chart 1), and the rate of increase in consumer borrowing is slowing.

                                    CHART 1

            S&P 500 EARNINGS PER SHARE   CONSUMER INSTALLMENT CREDIT
Dec 59               17.301                       15.7498
Mar 60                9.003                       13.6983
Jun 60               -4.118                       13.0031
Sep 60               -4.665                       10.528
Dec 60               -3.54                         7.2108
Mar 61               -8.85                         6.2899
Jun 61               -7.055                        3.1624
Sep 61               -6.728                        2.7596
Dec 61               -2.446                        3.7128
Mar 62                9.061                        4.4241
Jun 62               14.521                        7.9927
Sep 62               15.738                        9.0944
Dec 62               15.047                        9.518
Mar 63               10.089                       11.0093
Jun 63               10.663                       10.3865
Sep 63               12.181                       11.552
Dec 63                9.537                       12.4132
Mar 64               12.666                       13.0981
Jun 64               12.76                        13.2624
Sep 64               12.879                       13.0999
Dec 64               13.184                       12.2769
Mar 65               11.962                       12.1655
Jun 65               11.778                       12.7727
Sep 65               11.409                       12.15
Dec 65               14.066                       11.645
Mar 66               14.103                       10.6815
Jun 66               12.81                         8.6634
Sep 66               10.643                        6.951
Dec 66                6.936                        6.107
Mar 67                2.06                         4.2786
Jun 67               -2.381                        3.8852
Sep 67               -3.811                        4.5202
Dec 67               -3.964                        4.9112
Mar 68               -0.183                        5.8265
Jun 68                4.503                        7.056
Sep 68                6.792                        8.2235
Dec 68                8.068                        9.8715
Mar 69                6.985                       10.7989
Jun 69                4.847                       10.9828
Sep 69                4.064                       10.2265
Dec 69                0.347                        8.2767
Mar 70               -3.265                        6.3245
Jun 70               -5.479                        4.6374
Sep 70               -8.998                        2.459
Dec 70              -11.246                        1.6294
Mar 71               -7.282                        4.2994
Jun 71               -3.623                        5.727
Sep 71                1.306                        5.8805
Dec 71               11.111                        8.3446
Mar 72               11.303                        6.9392
Jun 72               12.218                        8.1273
Sep 72               13.078                       11.1264
Dec 72               12.632                       11.8074
Mar 73               17.04                        14.0994
Jun 73               21.106                       14.2831
Sep 73               25.244                       13.3766
Dec 73               27.103                       12.8111
Mar 74               22.941                       10.3065
Jun 74               20.885                        8.5289
Sep 74               18.466                        7.2815
Dec 74                8.946                        4.6314
Mar 75                1.077                        3.1806
Jun 75               -8.924                        1.2643
Sep 75              -14.819                        1.6192
Dec 75              -10.461                        4.4827
Mar 76                2.485                        6.7454
Jun 76               16.206                        9.4724
Sep 76               23.067                       10.4574
Dec 76               24.497                       11.8204
Mar 77               16.397                       12.7089
Jun 77               12.649                       14.8718
Sep 77               12.147                       16.1043
Dec 77                9.889                       15.9732
Mar 78                8.333                       17.0415
Jun 78                7.774                       18.0436
Sep 78                8.03                        17.9803
Dec 78               13.223                       17.7774
Mar 79               21.795                       17.3069
Jun 79               24.488                       15.1352
Sep 79               26.448                       14.7302
Dec 79               20.519                       12.6648
Mar 80               14.962                        8.7857
Jun 80                6.867                        3.0812
Sep 80                0.068                        0.3341
Dec 80               -0.269                       -0.1496
Mar 81               -4.644                        0.5622
Jun 81                0.469                        4.2348
Sep 81                4.235                        5.6056
Dec 81                3.644                        4.8601
Mar 82                1.578                        4.437
Jun 82               -5.596                        4.2025
Sep 82              -11.14                         2.9023
Dec 82              -17.708                        4.1687
Mar 83              -16.138                        4.756
Jun 83              -11.15                         6.3039
Sep 83               -1.917                        9.5494
Dec 83               10.997                       13.2743
Mar 84               22.866                       16.7493
Jun 84               28.674                       19.9499
Sep 84               24.511                       20.0814
Dec 84               18.603                       18.7208
Mar 85                7.405                       19.297
Jun 85               -3.642                       21.6281
Sep 85               -8.031                       21.3365
Dec 85              -12.2                         20.0184
Mar 86              -11.409                       17.6291
Jun 86               -5.766                       11.8087
Sep 86               -2.495                       10.3327
Dec 86               -0.89                         9.2717
Mar 87                3.994                        6.3532
Jun 87               -1.971                        5.4603
Sep 87                6.801                        5.2872
Dec 87               20.856                        5.1417
Mar 88               23.113                        7.3748
Jun 88               50.277                        8.0986
Sep 88               43.317                        7.4927
Dec 88               35.714                        8.6533
Mar 89               34.266                        9.4035
Jun 89               16.382                        8.8264
Sep 89                4.223                        8.7545
Dec 89               -3.705                        7.1354
Mar 90              -13.181                        4.8588
Jun 90              -15.702                        4.2289
Sep 90               -8.231                        3.466
Dec 90               -6.69                         1.8505
Mar 91               -3.692                        0.679
Jun 91               -8.984                       -0.3906
Sep 91              -18.031                       -1.5968
Dec 91              -25.445                       -1.9167
Mar 92              -22.377                       -1.3011
Jun 92              -11.886                       -1.5099
Sep 92                1.235                       -0.553
Dec 92               19.987                        0.4745
Mar 93               22.469                        1.4954
Jun 93               13.372                        3.1776
Sep 93               13.137                        4.9327
Dec 93               14.667                        7.5512
Mar 94               14.466                        9.2805
Jun 94               30.367                       11.9231
Sep 94               33.905                       13.6955
Dec 94               39.79                        14.493
Mar 95               43.329                       15.2547
Jun 95               36.627                       15.3382
Sep 95               28.723                       15.3256
Dec 95               10.98                        14.1593
Mar 96                4.578                       13.6595
Jun 96                1.394                       11.5476
Sep 96                2.331                        9.4862

         Sources: Standard & Poor's Corporation; Federal Reserve Board


EARNINGS

  After a dramatic cyclical rise in reported earnings (23% per year) for the four years ending in 1995, earnings increased only about 8% in 1996 for the S&P
500. As a result of corporate write-offs and restructurings, reported earnings gave a rather distorted view of real growth, as cash flows grew at only half the rate of reported earnings. And corporate revenues grew at barely over 5% per year for the five years ended 1996. Factoring in modest economic growth and some slight pressure on the current historically high profit margins due to weaker productivity, little pricing power and lower capacity utilization, and with fewer opportunities remaining to boost earnings through restructurings, we would expect S&P earnings to be up only about 3-4% in 1997.

  As usual, adding up the Wall Street analysts' expectations of the earnings for the individual companies yields a much higher total, specifically an increase in S&P earnings of somewhere between 17% and 21%. In our view this increase is unrealistic, and the stage is being set for some significant downward revisions as we move through the year.

VALUATION

  As past readers of these updates know, we are attracted to the simplicity of the price/earnings ratio as a measure of value. Over time, earnings must increase to support a continuing rise in stock prices. When prices rise faster than earnings, the ratio increases, eventually reaching levels which have historically represented peak valuations. At 21 times earnings, the S&P 500 P/E ratio is not at record levels, but it is higher than it has been about 95% of the time over the past 100 years (Chart 2), and it may well be understated, in view of the lengths to which corporate managements have gone to increase reported earnings.

  While the P/E ratio could go higher, we feel that stock price gains for the S&P from these levels will have to be supported by earnings increases. And as suggested above, we feel S&P earnings growth will slow significantly, creating a major drag for the S&P index.

                                    CHART 2
                       HISTORICAL PRICE/EARNINGS RATIO
                       STANDARD & POOR'S 500 STOCK INDEX

1871           11.6
1872           11.6
1873           10.5
1874           10
1875           12.3
1876           14.5
1877           10.5
1878           10.8
1879           11
1880           10.6
1881           14.1
1882           13.8
1883           14.2
1884           15.4
1885           17
1886           16.3
1887           15.3
1888           20
1889           17.9
1890           18.5
1891           15
1892           15.2
1893           18.1
1894           27
1895           18.5
1896           20
1897           14.5
1898           14.5
1899           13.1
1900           12.9
1901           15.7
1902           13.4
1903           13.5
1904           14.5
1905           13.4
1906           12.6
1907           11.8
1908           13.5
1909           12.7
1910           12.9
1911           15.6
1912           13.4
1913           13.4
1914           15.6
1915            9.5
1916            6.2
1917            6.6
1918            7.6
1919            9.4
1920            9.9
1921           23.7
1922           12.1
1923            8.8
1924            9.7
1925            8.9
1926           10.88
1927           15.91
1928           17.64
1929           13.32
1930           15.81
1931           13.31
1932           16.8
1933           22.95
1934           19.39
1935           17.67
Mar 36         18.89
Jun 36         16.86
Sep 36         17.03
Dec 36         16.84
Mar 37         16.14
Jun 37         13.16
Sep 37         11.28
Dec 37          9.34
Mar 38          8.76
Jun 38         15.01
Sep 38         19.74
Dec 38         20.64
Mar 39         15.46
Jun 39         14.29
Sep 39         16.07
Dec 39         13.88
Mar 40         12.37
Jun 40          9.6
Sep 40          9.87
Dec 40         10.08
Mar 41          9.4
Jun 41          9.04
Sep 41          8.57
Dec 41          7.49
Mar 42          7.7
Jun 42          8.47
Sep 42          9.41
Dec 42          9.49
Mar 43         10.82
Jun 43         11.23
Sep 43         11.19
Dec 43         12.41
Mar 44         12.92
Jun 44         14.11
Sep 44         14.2
Dec 44         14.28
Mar 45         14.21
Jun 45         14.96
Sep 45         16.32
Dec 45         18.08
Mar 46         20.09
Jun 46         21.94
Sep 46         16.81
Dec 46         14.43
Mar 47         11.94
Jun 47         10.56
Sep 47          9.75
Dec 47          9.5
Mar 48          8.82
Jun 48          9
Sep 48          7.48
Dec 48          6.64
Mar 49          6.33
Jun 49          5.9
Sep 49          6.52
Dec 49          7.22
Mar 50          7.3
Jun 50          6.96
Sep 50          7.15
Dec 50          7.19
Mar 51          7.56
Jun 51          7.71
Sep 51          9.27
Dec 51          9.74
Mar 52         10.15
Jun 52         10.67
Sep 52         10.4
Dec 52         11.07
Mar 53         10.41
Jun 53          9.62
Sep 53          9.16
Dec 53          9.88
Mar 54         10.56
Jun 54         11.15
Sep 54         12.29
Dec 54         12.99
Mar 55         12.36
Jun 55         12.74
Sep 55         12.69
Dec 55         12.66
Mar 56         13.14
Jun 56         13.05
Sep 56         13.11
Dec 56         13.69
Mar 57         12.97
Jun 57         13.95
Sep 57         12.22
Dec 57         11.87
Mar 58         13.41
Jun 58         15.44
Sep 58         17.38
Dec 58         19.1
Mar 59         17.83
Jun 59         17.2
Sep 59         16.58
Dec 59         17.67
Mar 60         16.32
Jun 60         17.46
Sep 60         16.37
Dec 60         17.77
Mar 61         21.06
Jun 61         21.33
Sep 61         21.88
Dec 61         22.43
Mar 62         20.64
Jun 62         15.78
Sep 62         15.94
Dec 62         17.19
Mar 63         17.94
Jun 63         18.07
Sep 63         18.11
Dec 63         18.66
Mar 64         18.89
Jun 64         18.87
Sep 64         18.83
Dec 64         18.63
Mar 65         18.41
Jun 65         17.38
Sep 65         18.06
Dec 65         17.81
Mar 66         16.71
Jun 66         15.52
Sep 66         13.89
Dec 66         14.47
Mar 67         16.55
Jun 67         17.01
Sep 67         18.25
Dec 67         18.1
Mar 68         16.58
Jun 68         17.88
Sep 68         18.12
Dec 68         18.03
Mar 69         17.44
Jun 69         16.73
Sep 69         15.81
Dec 69         15.93
Mar 70         15.92
Jun 70         13.17
Sep 70         15.71
Dec 70         17.96
Mar 71         19.22
Jun 71         18.74
Sep 71         18.11
Dec 71         17.91
Mar 72         18.45
Jun 72         17.95
Sep 72         18
Dec 72         18.39
Mar 73         16.4
Jun 73         14.42
Sep 73         14.1
Dec 73         11.95
Mar 74         11.24
Jun 74          9.84
Sep 74          6.97
Dec 74          7.71
Mar 75          9.87
Jun 75         11.96
Sep 75         10.81
Dec 75         11.33
Mar 76         11.87
Jun 76         11.27
Sep 76         11.02
Dec 76         10.84
Mar 77          9.76
Jun 77          9.64
Sep 77          9.01
Dec 77          8.7
Mar 78          8.17
Jun 78          8.51
Sep 78          8.86
Dec 78          7.79
Mar 79          7.64
Jun 79          7.36
Sep 79          7.47
Dec 79          7.26
Mar 80          6.68
Jun 80          7.65
Sep 80          8.57
Dec 80          9.16
Mar 81          9.33
Jun 81          8.71
Sep 81          7.71
Dec 81          8.12
Mar 82          7.56
Jun 82          7.74
Sep 82          8.87
Dec 82         11.12
Mar 83         12.32
Jun 83         13.35
Sep 83         12.52
Dec 83         11.76
Mar 84         10.43
Jun 84          9.46
Sep 84         10.03
Dec 84         10.05
Mar 85         11.02
Jun 85         12.29
Sep 85         11.96
Dec 85         14.46
Mar 86         16.45
Jun 86         17.05
Sep 86         15.58
Dec 86         16.72
Mar 87         19.32
Jun 87         21.1
Sep 87         20.29
Dec 87         14.13
Mar 88         13.93
Jun 88         12.62
Sep 88         11.96
Dec 88         11.69
Mar 89         11.81
Jun 89         12.61
Sep 89         14.74
Dec 89         15.45
Mar 90         15.69
Jun 90         16.84
Sep 90         14.08
Dec 90         15.47
Mar 91         17.98
Jun 91         19.18
Sep 91         21.77
Dec 91         26.12
Mar 92         24.93
Jun 92         23.94
Sep 92         23.16
Dec 92         22.82
Mar 93         22.77
Jun 93         23.31
Sep 93         22.49
Dec 93         21.32
Mar 94         19.63
Jun 94         17.63
Sep 94         16.93
Dec 94         14.98
Mar 95         15.38
Jun 95         15.82
Sep 95         16.63
Dec 95         18.14
Mar 96         18.96
Jun 96         19.21
Sep 96         19.04
Dec 96         20.58


                       Last Observation 4th Quarter 1996
 Sources: 1871-1925 Cowles Commission; 1926-1996 Standard & Poor's Corporation
                  Copyright(c)1997 Crandall, Pierce & Company
                  Shaded areas represent recessionary periods.


  The record levels of other valuation measures were touched upon earlier. The significance of these levels is not so much that they offer any predictive value as to where the market, or individual stocks, are heading. Valuation levels could rise from here, or could certainly stay at these levels for an extended period of time if the economic backdrop remains sanguine. The importance for us relates to the risk/reward balance. The margin for error is much reduced, and the probability that any surprises are negative surprises increases as investors place higher valuations on stocks. Contrary to increasingly popular opinion, the business cycle has not been eliminated, nor do we feel that past valuation ranges have become irrelevant, i.e. we are not in a new valuation era.

  Despite a market that appears to be fully valued, however, we remind ourselves that this is a market of stocks, rather than a stock market, and that there are always opportunities to make attractive investments, both in long and short positions.

MARKET

  The past two years have been good in an absolute sense for the broader market, but difficult in terms of relative performance as "investors" have chased fewer and fewer stocks which were performing well. Twenty stocks accounted for over half of the S&P's performance, and the bottom 450 companies' performance was virtually irrelevant as far as the index was concerned. Companies reporting disappointing results in this "slow growth" economy have generally seen a major sell-off in their stocks. The result has been a "two-tiered" market, with many companies selling at reasonable or cheap valuations, and a select group, which years ago may have been referred to as the "nifty fifty", selling at very high valuations.

                                    CHART 3
                             STATISTICAL COMPARISON


                                                         FIDUCIARY
                                    S&P 500              MANAGEMENT
Sales Growth (Projected 3 Year)       5.0%                 13.0%
Earnings Growth (Projected 3 Year)    5.0%                 14.0%
P/E Ratio                            20.0x                 14.0x
P/E to Growth                         4.0                   1.0
Price/Book                            3.8                   2.6
Price/Sales                           1.5                   1.4
Debt/Cap                             35.0%                 21.0%
Median Market Cap ($ billions)       $5.4                  $0.9


  The pendulum will swing back the other way. As the S&P earnings growth slows, stops, or even declines, the superior fundamentals of our companies will attract renewed investor interest (Chart 3). And the low relative P/E ratio of our companies at about 14 times earnings will offer further attraction to investors. While we expect absolute returns for all sectors of the market to be more subdued in 1997, the relative returns in the mid- to small-cap value sector of the market should be much better. And FMI Focus Fund has also established short positions in some individual securities as well as positions which we feel may hedge a general market decline.

  On December 27, 1996, a distribution of $0.015 from ordinary income was declared. The distribution was paid on December 30, 1996 to shareholders of record on December 26, 1996.

  Thank you for your continuing confidence in FMI Focus Fund.

Sincerely,

/s/ Ted D. Kellner            /s/ Donald S. Wilson

Ted D. Kellner, C.F.A.           Donald S. Wilson, C.F.A.
President                        Vice President

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555

FMI Focus Fund
STATEMENT OF NET ASSETS
December 31, 1996 (Unaudited)


                                                                     QUOTED
SHARES OR PRINCIPAL                                                  MARKET
 AMOUNT                                                           VALUE (B)<F2>
 ------                                                           ---------
COMMON STOCKS -- 40.9% (A)<F1>

          CONSUMER SERVICES -- 4.5%
  1,200   Jostens, Inc.                                             $25,350

          INSURANCE -- 4.8%
    800   CapMAC Holdings Inc.                                       26,500

          MISCELLANEOUS-TECHNOLOGY
            MANUFACTURING -- 14.6%
  2,100   Corning Inc. (When Issued)                                 81,637

          PRODUCER MANUFACTURING -- 12.0%
  4,800   Bucyrus International, Inc.                                42,000
  1,700   Cuno Inc.                                                  25,288
                                                                  ---------
                                                                     67,288
          RETAIL TRADE -- 5.0%
  1,500   Casey's General Stores, Inc.                               28,125
                                                                  ---------

          Total common stocks                                       228,900

SHORT-TERM INVESTMENTS -- 73.0% (A)<F1>
          U.S. TREASURY BILLS -- 17.7%
$ 100,000 U.S. Treasury Bill,
            due 3/13/97                                              99,006

          VARIABLE RATE DEMAND NOTES -- 55.3%
 25,000   American Family
            Financial Services                                       25,000
 25,000   General Mills, Inc.                                        25,000
133,757   Johnson Controls, Inc.                                    133,757
 25,000   Eli Lilly & Co.                                            25,000
 25,000   Pitney Bowes Credit Corp.                                  25,000
 25,000   Sara Lee Corp.                                             25,000
 25,000   Southwestern Bell
            Telephone Co.                                            25,000
 25,000   Warner-Lambert Company                                     25,000
                                                                  ---------
          Total variable rate
            demand notes                                            308,757
                                                                  ---------
          Total short-term
            investments                                             407,763
                                                                  ---------
          Total investments                                         636,663
          Liabilities, less cash and
            receivables (13.9%) (A)<F1> (C)<F3>                    (77,947)
                                                                  ---------
          NET ASSETS                                               $558,716
                                                                  =========

          Net Asset Value Per Share
            ($0.0001 par value
            500,000,000 shares
            authorized), offering
            and redemption price
            ($558,716 / 54,620
            shares outstanding)                                      $10.23
                                                                    =======

  (a)<F1>Percentages for the various classifications relate to net assets.
  (b)<F2>Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.
  (c)<F3>Includes $27,500 of short sales (proceeds $26,024).

                                 FMI FOCUS FUND
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                 TED D. KELLNER
                                THOMAS W. MOUNT
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202